EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information included in the Class A and Class C Prospectus dated August 3, 2013, as amended August 5, 2013 and August 16, 2013, for Calamos Mid Cap Growth Fund, a series of Calamos Investment Trust, filed with the Securities and Exchange Commission on August 16, 2013 (Accession No. 0001193125-13-338051).